STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					12 Months Ended
	Jun. 15, 2021	Jan. 15, 2021	Aug. 15, 2019	Feb. 07, 2019	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding					49,360	[1]	53,032	49,360
Stock Issued During Period, Value, Issued for Services			$ 152,250		$ 152,250
Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock to common stock (in shares)	3,672			383,919			3,672
Stock Issued During Period, Shares, Conversion of Convertible Securities	(3,672)			(383,919)			(3,672)
Shares, Outstanding				53,032	49,360		53,032	49,360	49,360	53,032	53,032	53,032
Stock Issued During Period, Value, Issued for Services
Common Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock to common stock (in shares)	(73,440)			(7,678,380)	(73,440)
Stock Issued During Period, Shares, Conversion of Convertible Securities	73,440			7,678,380	73,440
Shares, Outstanding	49,360				37,485,959		37,412,519	37,485,959	37,485,959	37,412,519	37,412,519	37,237,519
Stock Issued During Period, Shares, Issued for Services			175,000				175,000
Stock Issued During Period, Value, Issued for Services					$ 175
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion								20
Conversion of Stock, Shares Converted		3,672		383,919
Conversion of Stock, Shares Issued		73,440		7,678,380
Preferred Stock, Shares Outstanding							53,032	49,360

[1]	Derived from audited financial statements